Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
2024	¥ 1,177,938
2025	3,757,328
2026	702,968
2027	1,428,227
2028	1,291,313
2029 and thereafter	6,535,249
Total	¥ 14,893,023	¥ 12,578,216